SHARE OPTION SCHEME - Summary of Fair Value of Equity Settled Share Options Granted (Details)	12 Months Ended
	Dec. 31, 2024 year $ / shares	Dec. 31, 2023 year $ / shares	Dec. 31, 2022 year $ / shares
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Dividend yield (%)	0.00%	0.00%	0.00%
Expected volatility (%)	76.90%	66.10%
Contractual life of options (year)	10 years	10 years	10 years
Expected life of options (year)	6.48	6.59
Weighted average share price used in share option fair value (in dollars per share) | $ / shares	$ 31.41	$ 23.53	$ 19.45
Early Exercise Multiple	2.2	2.2	2.2
Post-Vesting Termination Rate (annual)	5.69%	4.95%
Bottom of Range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Expected volatility (%)			73.00%
Risk-free interest rate (%)	4.25%	3.40%	0.52%
Expected life of options (year)			6.71
Post-Vesting Termination Rate (annual)			3.97%
Top of Range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Expected volatility (%)			87.10%
Risk-free interest rate (%)	5.41%	4.84%	3.11%
Expected life of options (year)			6.93
Post-Vesting Termination Rate (annual)			4.69%